Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Restricted Share Grant Activity

Restricted share grant activity for the year ended December 31, 2015 and six months ended June 30, 2016 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2015	172,263	$8.50	0.88 years	$3,627,859
Granted	16,854	17.80
Vested	(67,646)	11.81

Balance as of December 31, 2015	121,471	$11.28	0.29 years	$1,658,079
Granted	74,228	15.80
Vested	(118,971)	11.10

Balance as of June 30, 2016	76,728	$15.92	2.11 years	$882,372

Weighted-Average Assumptions Used to Calculate Fair Value of Options Granted

Assumptions used to determine the fair value of options granted during the six months ended June 30, 2016 were as follows:

Grant Date	April 14, 2014	October 14, 2014	March 17, 2015
Expected volatility	25.0%	35.0%	39.0%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (in years)	6.5	4 - 6.5	4 - 6.5
Risk free rate	2.17%	1.25% - 1.74%	1.52% - 1.84%

Summary of Stock Option Activity

Options granted during the year ended December 31, 2015 and the six months ended June 30, 2016 were as follows:

Options	Number of non- vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2015	223,055	24.16	8.10	—
Granted March 17, 2015	158,885	$17.80	8.97	—
Forfeited during the year	(3,500)	20.87	—	—
Vested	—	—	—	—

Balance as of December 31, 2015	378,440	$21.52	8.46	—
Granted	—
Forfeited	(3,200)	21.16	—	—
Vested	—	—	—	—

Balance as of June 30, 2016	375,240	21.52	8.21	$—